Dividends	12 Months Ended
Dec. 31, 2023
Disclosure Of Dividends [Abstract]
Dividends
13.
DIVIDENDS

No dividend was declared or paid by the Company during the years ended December 31, 2021, 2022 and 2023, nor has any dividend been proposed since the end of the year ended December 31, 2023.